Note 8 - Common Stock (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 04, 2017	Aug. 03, 2017
Common Stock, Shares Authorized	600,000,000	300,000,000		600,000,000	300,000,000
Conversion of Stock, Shares Issued	19,862,000	1,400,000
Common Stock, Capital Shares Reserved for Future Issuance	245,852,413
2006 Equity Incentive Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance	1,550,300
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
2006 Equity Incentive Plan [Member] | Incentive Stock Options (ISO's) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	110.00%
Equity Incentive Plan 2016 [Member]
Common Stock, Capital Shares Reserved for Future Issuance	6,000,000
Expense Associated with Warrant Modifications [Member]
Stock Issued During Period, Shares, Warrants Exercised	31,639,577	21,884,420
Proceeds from Warrant Exercises	$ 571,511	$ 1,339,801
Conversion from Series C Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Issued	19,862,000	1,400,000